Debt (Details Narrative One)																									1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 15, 2025 USD ($)	Dec. 03, 2025 USD ($)	Oct. 27, 2025 USD ($) $ / shares shares	Oct. 14, 2025 USD ($) Tradingday	Sep. 16, 2025 USD ($) $ / shares	Sep. 12, 2025 USD ($)	Aug. 11, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Jun. 12, 2025 USD ($)	Apr. 17, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($)	Sep. 13, 2024 USD ($)	Sep. 05, 2024 USD ($) shares	Jul. 22, 2024 USD ($)	May 22, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jan. 31, 2024 $ / shares	Dec. 14, 2023 $ / shares	Oct. 10, 2022 USD ($)	Dec. 31, 2021 $ / shares
Debt Instrument [Line Items]
Principal amount																								$ 4,500,000
Repayments of convertible debt																													$ 4,514,664	$ 750,000
Common stock, par value | $ / shares																											$ 0.0001		$ 0.0001	$ 0.0001
Gain (loss) on extinguishment of liability																													$ 4,488,627	$ 680,762
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued | shares																														19,000
2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount																	$ 10,758,775
Interest rate																	15.50%
Maturity date																	Feb. 19, 2027
Debt instrument conversion price per share | $ / shares																	$ 38.90
Gain (loss) on extinguishment of liability																				$ 6,529,402
Debt instrument, increase in interest rate of an event of default																	20.00%
Exit fee, percentage																	1.00%
Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount														$ 2,400,000					$ 262,500
Interest rate																			44.00%
Maturity date																			Mar. 03, 2025
Proceeds from debt														1,782,438					$ 250,000
Outstanding fees														120,000					$ 12,500
Default interest rate																											5.00%		5.00%
July Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances														319,500
September Agile Note [Member]
Debt Instrument [Line Items]
Early prepayment of remaining outstanding balances														178,063
December Agile Note [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of liability														$ 1,071,563
Agile Notes [Member]
Debt Instrument [Line Items]
Interest expense																													$ 2,727,280	$ 100,095
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount						$ 151,800										$ 124,200
Interest rate						14.00%										12.00%
Maturity date						Jun. 15, 2026										Jul. 30, 2025
Proceeds from debt						$ 125,000										$ 100,000
Original issue discount						19,800										16,200
Debt instrument unamortized debt issuance costs incurred during the period						$ 7,000										8,000
December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount															$ 124,200
Interest rate															12.00%
Maturity date															Oct. 15, 2025
Proceeds from debt															$ 100,000
Original issue discount															16,200
Debt instrument unamortized debt issuance costs incurred during the period															$ 8,000
February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount												$ 124,200
Interest rate												12.00%
Maturity date												Dec. 15, 2025
Proceeds from debt												$ 100,000
Original issue discount												16,200
Debt instrument unamortized debt issuance costs incurred during the period												$ 8,000
April 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount											$ 230,000
Interest rate											12.00%
Maturity date											Feb. 15, 2026
Conversion of stock, value			$ 265,100
Proceeds from debt											$ 192,000
Original issue discount											30,000
Debt instrument unamortized debt issuance costs incurred during the period											$ 8,000
Boot Capital [Member]
Debt Instrument [Line Items]
Principal amount		$ 115,000
Interest rate		14.00%
Maturity date		Aug. 30, 2026
Debt instrument, convertible, terms of conversion feature																													The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Proceeds from debt		$ 100,000
Original issue discount		$ 15,000
CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, covenant compliance description																														For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Conversion of stock, value																									$ 216,284		$ 165,461
Debt conversion original amount																	$ 2,000,000
Exercise price description																	The CP BF Warrant can be exercised at an initial exercise price of $38.90 per share, subject to adjustment for a term of five years. The CP BF Pre-Funded Warrant will be exercisable at any time after the date of issuance at an exercise price of $0.0001. Neither warrant may be exercised if the holder, together with its affiliates, would beneficially own more than 19.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise. Both warrants may be exercised via cash or cashless exercise.
Excercise price | $ / shares																	$ 38.90
Proceeds from issuance of private placement																4,600,000
CPBF Lending LLC [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, shares | shares																	26,085
CPBF Lending LLC [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt conversion, shares | shares																	56,555
CPBF Lending LLC [Member] | Prefunded Warrants [Member]
Debt Instrument [Line Items]
Debt conversion, shares | shares																	30,470
CPBF Lending LLC [Member] | Term Note [Member]
Debt Instrument [Line Items]
Interest rate																																			14.00%
Paid in kind interest																																			1.50%
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | $ / shares																																			$ 1,336.40
Paid in kind interest																																			15.50%
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount																																		$ 321,345
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																														16.00%
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount																											$ 2,840,677		$ 2,840,677
Proceeds from issuance of debt																$ 3,000,000
Debt instrument, interest rate																											15.40%		15.40%
Percentage of capital stock issued																20.00%
Lending [Member] | 2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Interest expense																													$ 1,177,033	$ 368,525
Common Class A [Member] | September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure								$ 17,000
Conversion of stock, shares converted | shares								7,034
Conversion of stock, value								$ 17,388
Common Class A [Member] | December 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure									$ 58,000
Conversion of stock, shares converted | shares									19,986
Conversion of stock, value									$ 52,164
Common Class A [Member] | February 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Debt instrument, fair value disclosure							$ 80,700
Conversion of stock, shares converted | shares							32,780
Conversion of stock, value							$ 69,552
Common Class A [Member] | April 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Shares issued | shares			140,293
Common Class A [Member] | April 1800 Diagonal Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Shares issued, price per share | $ / shares			$ 1.69
Common Class A [Member] | April 1800 Diagonal Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Shares issued, price per share | $ / shares			$ 2.06
Common Class A [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Percentage of owned, related party																				16.00%
Shares issued | shares																				7,000					5,560		62,700
Shares issued, price per share | $ / shares																									$ 38.90
Common Class A [Member] | CPBF Lending LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Shares issued, price per share | $ / shares																											$ 2.71		$ 2.71
Common Class A [Member] | CPBF Lending LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Shares issued, price per share | $ / shares																											$ 2.75		$ 2.75
Common Class B [Member] | CPBF Lending LLC [Member]
Debt Instrument [Line Items]
Shares issued | shares																	231,114
Yorkville Promissory Notes [Member]
Debt Instrument [Line Items]
Redemption premium amount													$ 140,000
Debt instrument, principal payment													3,640,000
Aggregate outstanding, principal amount													$ 3,500,000
September 2025 Yorkville Note [Member]
Debt Instrument [Line Items]
Principal amount					$ 2,000,000
Proceeds from issuance of debt					$ 890,000
Interest rate					50.00%
Debt instrument, interest rate, original issue percentage					10.00%
Debt instrument payment rate percentage					50.00%
Repayments of long-term debt					$ 1,000,000
Maturity date					Mar. 16, 2026
Repayments of convertible debt					$ 500,000
Convertible promissory note, payment premium percentage					4.00%
Investment interest rate					6.00%
Debt instrument, interest rate, increase					18.00%
Common stock, par value | $ / shares					$ 0.0001
Debt instrument conversion price per share | $ / shares					$ 2.50
Minimum redemption notice period					10 days
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																														16.00%
Interest expense																														$ 350,430
Interest expense debt																														325,818
Interest expense debt																														24,612
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Debt Instrument [Line Items]
Interest expense																														851,175
Interest expense debt																														772,550
Interest expense debt																														78,625
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																												$ 4,000,000
Repayment of debt																												$ 1,755,895
Interest rate																															44.00%
Maturity date																												Nov. 12, 2025
Gain (loss) on extinguishment of liability	$ 632,837
Proceeds from debt																												$ 2,044,105
June Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount										$ 262,500
Interest rate										48.00%
Maturity date										Dec. 15, 2025
Gain (loss) on extinguishment of liability																												$ 1,769,895
Proceeds from debt										$ 250,000
Outstanding fees										$ 12,500																					$ 200,000
Amended Debt Repayment Agreement [Member]
Debt Instrument [Line Items]
Principal amount																						$ 750,000
Repayment of debt																						75,000
Aggregate principal amount																						750,000
Proceeds from issuance of debt																						75,000
Premium advance																						110,040
Redemption premium amount																						75,000
Debt instrument, fair value disclosure																						$ 115,800
Floor Price Reduction Agreement [Member]
Debt Instrument [Line Items]
Repayment of debt																		$ 700,000
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount																							$ 1,500,000	1,000,000
Proceeds from issuance of debt																							$ 1,250,000	$ 900,000
Maximum floor price | $ / shares																																$ 20.00	$ 1,000
Floor price | $ / shares																																$ 2.94
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																																	0.0001
Shares issued, price per share | $ / shares																																	5,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Debt Instrument [Line Items]
Common stock, par value | $ / shares																																	$ 0.0001
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																														$ 750,000
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted | shares																														14,986
Side Letter to the Loan Agreement [Member] | CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, terms of conversion feature																										On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
CP BF Letter Agreement [Member]
Debt Instrument [Line Items]
Minimum redemption notice period				60 days
Debt instrument, convertible, terms of conversion feature				The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $2.50. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.
Debt instrument, periodic payment				$ 2,000,000
Net proceeds from issuance of shares				$ 10,000,000
Percentage of converted shares register in SEC				100.00%
Thresold trading days | Tradingday				60
CP BF Letter Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, periodic payment				$ 2,000,000
CP BF Letter Agreement [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Percentage of conversion price				120.00%
Percentage of aggregate daily trading volume limit to sell or convert amount of shares				5.00%
CP BF Letter Agreement [Member] | Common Class A [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of conversion price				95.00%
Subordinated Business Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Principal amount																					$ 787,500
Debt instrument, interest rate																					42.00%
Proceeds from debt																					$ 750,000
Agent fees																					$ 37,500